Note 18 - Fair Value Measurements (Details) - Additional Quantitative Information About Assets Measured at Fair Value on Non-recurring Basis - Fair Value, Inputs, Level 3 [Member] - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Income Approach Valuation Technique [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate (in Dollars)		$ 6,867
Valuation Techniques / Unobservable Input		Discounted cash flow
Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate (in Dollars)		$ 5,981	$ 12,772
Valuation Techniques / Unobservable Input	[1]	Appraisal of collateral (1)	Appraisal of collateral (1)
Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate (in Dollars)		$ 1,412	$ 2,590
Valuation Techniques / Unobservable Input	[1]	Appraisal of collateral (1)	Appraisal of collateral (1)
Minimum [Member] | Income Approach Valuation Technique [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		3.10%
Discount Rate, Weighted Average		(3.10%)
Minimum [Member] | Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		0.00%	0.00%
Discount Rate, Weighted Average		(0.00%)	(0.00%)
Minimum [Member] | Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		0.00%	0.00%
Discount Rate, Weighted Average		(0.00%)	(0.00%)
Maximum [Member] | Income Approach Valuation Technique [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		7.90%
Discount Rate, Weighted Average		(7.90%)
Maximum [Member] | Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		87.10%	84.60%
Discount Rate, Weighted Average		(87.10%)	(84.60%)
Maximum [Member] | Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		10.00%	10.00%
Discount Rate, Weighted Average		(10.00%)	(10.00%)
Weighted Average [Member] | Income Approach Valuation Technique [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		5.00%
Discount Rate, Weighted Average		(5.00%)
Weighted Average [Member] | Appraisal Adjustments [Member] | Impaired Loans [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		23.30%	25.50%
Discount Rate, Weighted Average		(23.30%)	(25.50%)
Weighted Average [Member] | Appraisal Adjustments [Member] | Other Real Estate Owned [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount Rate		7.30%	7.50%
Discount Rate, Weighted Average		(7.30%)	(7.50%)

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.